Significant Accounting Policies: Accounts Receivable, Policy (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Details
Allowance for doubtful accounts	$ 63,709	$ 27,427	$ 171,176